Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Realized gain (loss):
Interest rate swap contracts	$3,538	$(1,550)	$6,543	$(3,402)
Total realized gain (loss):	3,538	(1,550)	6,543	(3,402)
Unrealized gain (loss):
Interest rate swap contracts	4,667	7,080	(604)	25,289
Foreign exchange forward contracts	(81)	(414)	(125)	(414)
Total unrealized gain (loss):	4,586	6,666	(729)	24,875
Total realized and unrealized gain (loss) on derivative instruments:	$8,124	$5,116	$5,814	$21,473